Trade and other payables (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Included within non-current liabilities:
Other payables	€ 452	€ 424
Accruals	28	47
Contract liabilities	530	519
Derivative financial instruments	1,506	3,919
Total trade and other non-current payables	2,516	4,909
Included within current liabilities:
Trade payables	7,327	6,739
Amounts owed to associates and joint ventures	40	36
Other taxes and social security payable	1,114	1,196
Other payables	2,032	2,349
Accruals	6,991	5,688
Contract liabilities	1,991	1,971
Derivative financial instruments	166	91
Total trade and other current payables	19,661	18,070
Payable in relation to the irrevocable and non-discretionary share buyback programme	1,434	339
Revenue recognised during the year	1,971
Vodafone UK plan
Included within non-current liabilities:
Other payables	€ 351	€ 383